Earnings (loss) per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings (loss) per share
Schedule of net loss and weighted average number of shares used in the calculation of basic and diluted earnings per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2017	2018	2017	2018
Numerator (basic and diluted):
Net loss	$(7,754)	$(8,739)	$(15,172)	$(18,854)
Denominator (basic and diluted):
Weighted-average ordinary shares outstanding	28,884	29,741	28,786	29,641

Basic and diluted net loss per share	$(0.27)	$(0.29)	$(0.53)	$(0.64)